Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Communication Services - 11.0%
Alphabet, Inc. - Class A	300	$54,645
Alphabet, Inc. - Class C	19,746	3,621,811
Netflix, Inc. (a)	2,897	1,955,128
T-Mobile US, Inc.	8,095	1,426,177
		7,057,761

Consumer Discretionary - 9.2%
Booking Holdings, Inc.	320	1,267,680
Darden Restaurants, Inc.	3,950	597,714
Home Depot, Inc.	3,472	1,195,201
Ralph Lauren Corp.	6,226	1,089,924
TJX Cos., Inc.	15,879	1,748,278
		5,898,797

Consumer Staples - 6.3%
Colgate-Palmolive Company	6,670	647,257
Costco Wholesale Corp.	2,020	1,716,980
Mondelez International, Inc. - Class A	10,939	715,848
Procter & Gamble Co.	5,993	988,365
		4,068,450

Financials - 7.5%
Ameriprise Financial, Inc.	2,219	947,935
Aon PLC - Class A	2,680	786,794
CME Group, Inc. - Class A	4,567	897,872
Fifth Third Bancorp	20,058	731,917
MetLife, Inc.	8,626	605,459
Morgan Stanley	8,727	848,177
		4,818,154

Health Care - 13.0%
Agilent Technologies, Inc.	4,683	607,057
Danaher Corp.	2,362	590,146
Edwards Lifesciences Corp. (a)	10,010	924,624
Eli Lilly & Co.	1,381	1,250,330
Hologic, Inc. (a)	7,132	529,551
Merck & Co., Inc.	15,062	1,864,675
Regeneron Pharmaceuticals, Inc. (a)	1,256	1,320,094
Vertex Pharmaceuticals, Inc. (a)	2,788	1,306,791
		8,393,268

Industrials - 8.4%
Carrier Global Corp.	11,233	708,578
Cummins, Inc.	2,709	750,203
Emerson Electric Company	8,773	966,434
Valmont Industries, Inc.	2,095	574,973
Vertiv Holdings Co. - Class A	6,666	577,075
Wabtec Corp.	6,052	956,518
Xylem, Inc./NY	6,325	857,860
		5,391,641

Information Technology - 35.8%(b)
Adobe, Inc. (a)	1,591	883,864
Analog Devices, Inc.	4,424	1,009,822
Apple, Inc.	21,251	4,475,886
Applied Materials, Inc.	3,841	906,438
Broadcom, Inc.	1,565	2,512,654
Intuit, Inc.	1,759	1,156,032
Micron Technology, Inc.	5,328	700,792
Microsoft Corp.	12,373	5,530,112
NVIDIA Corp.	23,620	2,918,015
salesforce.com, Inc.	3,352	861,799
Visa, Inc. - Class A	8,129	2,133,619
		23,089,033

Materials - 2.9%
Ball Corp.	18,331	1,100,227
Ecolab, Inc.	3,201	761,838
		1,862,065

Real Estate - 0.6%
CBRE Group, Inc. - Class A (a)	4,556	405,985

Utilities - 2.1%
American Water Works Co., Inc.	5,838	754,036
Eversource Energy	10,804	612,695
		1,366,731
TOTAL COMMON STOCKS (Cost $30,780,674)		62,351,885

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Digital Realty Trust, Inc.	4,251	646,365
Weyerhaeuser Co.	22,913	650,500
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,399,963)		1,296,865

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares
First American Treasury Obligations Fund - Class X, 5.23% (c)	800,827	800,827
TOTAL SHORT-TERM INVESTMENTS (Cost $800,827)		800,827

TOTAL INVESTMENTS - 100.0% (Cost $32,981,464)		64,449,577
Other Assets in Excess of Liabilities - 0.0% (d)		1,394
TOTAL NET ASSETS - 100.0%		$64,450,971

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Boston Common ESG Impact U.S. Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,351,885	$–	$–	$62,351,885
Real Estate Investment Trusts	1,296,865	–	–	1,296,865
Money Market Funds	800,827	–	–	800,827
Total Investments	$64,449,577	$–	$–	$64,449,577

Refer to the Schedule of Investments for additional information.